Shareholder Report, Holdings (Details) - Fidelity U.S. Equity Central Fund	Dec. 31, 2024
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	94.40%
AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%